Capital management - Additional information (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions			1 Months Ended					3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Jan. 01, 2024	Aug. 14, 2023	Aug. 31, 2023	May 31, 2023	Aug. 31, 2022	May 31, 2022	Oct. 31, 2021	Feb. 05, 2024	Oct. 13, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2023
Disclosure Of Capital Management [Line Items]
Hyperinflationary accounting, net profit (loss)											€ 234
Dividend per ordinary share paid (in eur per share)		€ 0.350	€ 0.350	€ 0.389	€ 0.170	€ 0.410	€ 0.210
Proposed cash dividend, per ordinary share (in eur per share)											€ 0.756
Dividends recognised as distributions to owners									€ 1,500		€ 2,668	€ 2,178	€ 1,288
Share buyback programme (in shares)									121.3
Purchase of treasury shares									€ 1,566		€ 4,000	€ 1,582	€ 1,744
Major ordinary share transactions
Disclosure Of Capital Management [Line Items]
Dividends recognised as distributions to owners								€ 2,500
Share buyback programme (in shares)								194.8
Purchase of treasury shares								€ 2,508
Increase (decrease) due to departure from requirement of IFRS
Disclosure Of Capital Management [Line Items]
CET1, ambition											12.50%
Maximum Distributable Amount trigger level percentage											10.98%
Maximum distributable amount, management basis points buffer											1.50%
Common equity Tier 1 ratio											14.70%
Tier 1 ratio - including grandfathered securities											16.90%
Decrease in Fully- loaded common equity Tier 1 ratio											19.80%	19.40%
Dividend pay-out ratio											50.00%
Resilient net profit											€ 7,520
Resilient net profit reserved for distribution outside CET1 capital reflicecting distribution policy											€ 3,760
Proposed cash dividend, per ordinary share (in eur per share)											€ 0.756
Transitional (phased-in) common equity Tier 1 required										10.98%
Common equity Tier 1 required										10.98%
Tier 1 minimum requirements											6.00%
Total capital ratio required											8.00%
MDA Trigger, CET1										10.98%
MDA Trigger, Tier 1 Capital										12.81%
MDA Trigger, total capital										15.25%
Total Pillar II Requirement Percent											1.75%
MDA Requirement On Leverage Ratio														3.50%
Increase (decrease) due to departure from requirement of IFRS | Change in MDA requirements
Disclosure Of Capital Management [Line Items]
Total Pillar II Requirement Percent	1.65%
Results IFRS-EU
Disclosure Of Capital Management [Line Items]
Resilient net profit											€ 7,287
Pillar 1 requirement | Increase (decrease) due to departure from requirement of IFRS
Disclosure Of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required											4.50%
Common equity Tier 1 required											4.50%
Pillar 2 requirement | Increase (decrease) due to departure from requirement of IFRS
Disclosure Of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required											0.98%
Common equity Tier 1 required											0.98%
Capital Conservation Buffer | Increase (decrease) due to departure from requirement of IFRS
Disclosure Of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required											2.50%
Common equity Tier 1 required											2.50%
Countercyclical Buffer | Increase (decrease) due to departure from requirement of IFRS
Disclosure Of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required											0.50%
Common equity Tier 1 required											0.50%
O-SII | Increase (decrease) due to departure from requirement of IFRS
Disclosure Of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required											2.50%
Common equity Tier 1 required											2.50%